LEASES	3 Months Ended
Mar. 31, 2024
LEASES
LEASES

NOTE 12. LEASES

In February 2020, Wilson-Davis entered into a 63-month lease for 2,539 square feet of office space in Addison, Texas. The lease commenced on April 1, 2020. The terms call for specific annual escalations in rents and two five-year renewal options at market rates. A right-of-use asset and lease liability for $172,562 was recorded, with monthly payments ranging from $3,120 to $3,544. The lease did not include an implicit rate of return, so Wilson-Davis used an incremental borrowing rate of 4.75%.

On December 21, 2023, Wilson-Davis renewed a 12-month lease for 464 square feet of office space in Denver, Colorado. The lease commenced January 1, 2024. A right-of-use asset and lease liability for $12,903 was recorded, with monthly payments of $1,100. The lease did not include an implicit rate of return, so Wilson-Davis used an incremental borrowing rate of 5%.

On October 16, 2023, Wilson-Davis renewed a three-year lease for 5,334 square feet of office space in Salt Lake City, Utah. The lease commenced February 1, 2024. The terms call for an annual 3% escalation in rents and one three-year renewal option at market prices. A right-of-use asset and lease liability for $333,010 was recorded with monthly payments ranging from $9,476 to $10,053. The lease did not include an implicit rate of return, so Wilson-Davis used an incremental borrowing rate of 5%.

Other information related to the operating leases are as follows:

March 31,
2024

Operating lease ROU Asset - February 9, 2024	$395,064
Increase	—
Decrease	—
Amortization	(26,099)
Operating lease ROU Asset - Ending Balance	$368,965

Operating lease liability - February 9, 2024	$400,840
Increase	—
Decrease	—
Amortization	(26,626)
Operating lease liability - ending balance	$374,214

Operating lease liability - Short Term	$159,933
Operating lease liability - Long Term	214,281
Operating lease liability - Total	$374,214

The following table presents the weighted-average remaining lease term and weighted-average discount rates related to the Company’s operating leases as of March 31, 2024:

	March 31,
	2024
Weighted average remaining lease term	2.57	years
Weighted average discount rate	4.96%

The future minimum payments required by the lease agreements in effect at March 31, 2024 are as follows:

2024	$126,769
2025	134,985
2026	113,721
2027	9,477
Total minimum lease payments	384,952
Less interest factor	(10,738)
Total operating lease liability	374,214
Less operating lease liability - current portion	(159,933)
Operating lease liability - long term portion	$214,281